UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Aerospace - 2.7%
Honeywell International, Inc.	714,460	$41,760,187
Precision Castparts Corp.	619,367	99,767,636

		$141,527,823
Alcoholic Beverages - 1.4%
Diageo PLC	2,704,427	$74,075,370

Apparel Manufacturers - 1.8%
LVMH Moet Hennessy Louis Vuitton S.A.	162,905	$26,596,267
NIKE, Inc., “B”	334,379	32,555,139
VF Corp.	233,465	35,645,436

		$94,796,842
Automotive - 1.2%
BorgWarner Transmission Systems, Inc. (a)	255,760	$17,591,173
Johnson Controls, Inc.	1,258,590	34,246,234
LKQ Corp. (a)	346,720	13,085,213

		$64,922,620
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	577,780	$61,943,794
Biogen Idec, Inc. (a)	454,392	66,609,323
Celgene Corp. (a)	668,373	48,149,591
Gilead Sciences, Inc. (a)	802,440	46,292,764

		$222,995,472
Broadcasting - 4.8%
Discovery Communications, Inc., “A” (a)	730,600	$40,066,104
News Corp., “A”	3,196,150	74,757,949
Viacom, Inc., “B”	1,673,400	83,686,734
Walt Disney Co.	1,038,590	51,379,047

		$249,889,834
Brokerage & Asset Managers - 1.2%
Affiliated Managers Group, Inc. (a)	331,440	$38,983,973
BlackRock, Inc.	143,922	25,383,523

		$64,367,496
Business Services - 2.8%
Cognizant Technology Solutions Corp., “A” (a)	1,068,114	$68,658,368
FleetCor Technologies, Inc. (a)	553,040	23,880,267
Verisk Analytics, Inc., “A” (a)	1,145,720	55,590,334

		$148,128,969
Cable TV - 1.8%
Comcast Corp., “Special A”	2,292,931	$75,368,642
Time Warner Cable, Inc.	199,910	17,756,006

		$93,124,648
Chemicals - 0.5%
Monsanto Co.	294,370	$25,642,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 4.8%
Autodesk, Inc. (a)	379,690	$11,789,375
Check Point Software Technologies Ltd. (a)	1,316,820	60,692,234
Citrix Systems, Inc. (a)	724,714	56,303,031
Oracle Corp.	1,244,106	39,375,955
Parametric Technology Corp. (a)	832,480	17,690,200
Red Hat, Inc. (a)	270,400	15,153,216
Salesforce.com, Inc. (a)	206,572	29,990,123
VeriSign, Inc. (a)	380,076	18,122,024

		$249,116,158
Computer Software - Systems - 11.1%
Apple, Inc.	653,006	$434,405,711
EMC Corp. (a)	4,352,050	114,415,395
NetApp, Inc. (a)	635,730	21,945,400
Verifone Systems, Inc. (a)	226,630	7,873,126

		$578,639,632
Construction - 0.7%
Stanley Black & Decker, Inc.	591,960	$38,939,129

Consumer Products - 0.8%
Estee Lauder Cos., Inc., “A”	719,872	$43,156,326

Consumer Services - 1.4%
Priceline.com, Inc. (a)	121,526	$73,470,974

Electrical Equipment - 3.4%
Danaher Corp.	3,098,555	$165,989,591
MSC Industrial Direct Co., Inc., “A”	195,130	13,522,509

		$179,512,100
Electronics - 2.4%
Altera Corp.	1,167,770	$43,592,854
ASML Holding N.V.	266,907	15,152,310
Broadcom Corp., “A”	903,049	32,085,331
Linear Technology Corp.	999,770	33,017,404

		$123,847,899
Energy - Independent - 3.9%
Anadarko Petroleum Corp.	269,430	$18,663,416
Cabot Oil & Gas Corp.	1,082,460	44,824,669
EOG Resources, Inc.	306,680	33,213,444
EQT Corp.	439,230	23,700,851
Noble Energy, Inc.	575,440	50,581,176
Pioneer Natural Resources Co.	349,976	34,073,663

		$205,057,219
Engineering - Construction - 0.4%
Fluor Corp.	366,610	$18,880,415

Food & Beverages - 2.4%
Groupe Danone	612,418	$38,168,333
Kraft Foods, Inc., “A”	642,900	26,699,637
Mead Johnson Nutrition Co., “A”	830,351	60,889,639

		$125,757,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.5%
Las Vegas Sands Corp.	1,290,390	$54,699,632
Wynn Resorts Ltd.	208,998	21,562,324

		$76,261,956
General Merchandise - 4.0%
Costco Wholesale Corp.	764,588	$74,830,228
Dollar General Corp. (a)	800,270	40,869,789
Target Corp.	1,493,330	95,707,520

		$211,407,537
Internet - 5.0%
eBay, Inc. (a)	904,990	$42,959,875
Google, Inc., “A” (a)	304,733	208,769,531
LinkedIn Corp., “A” (a)	80,900	8,680,570

		$260,409,976
Leisure & Toys - 0.5%
Polaris Industries, Inc.	363,853	$27,358,107

Machinery & Tools - 0.9%
Joy Global, Inc.	613,688	$32,758,665
Polypore International, Inc. (a)(l)	396,470	12,853,557

		$45,612,222
Medical & Health Technology & Services - 2.6%
Catamaran Corp. (a)	414,916	$36,159,929
Cerner Corp. (a)	545,570	39,902,990
Express Scripts Holding Co. (a)	980,260	61,383,881

		$137,446,800
Medical Equipment - 3.4%
Cooper Cos., Inc.	156,410	$13,114,979
Covidien PLC	1,344,028	75,332,769
Thermo Fisher Scientific, Inc.	1,556,167	89,246,177

		$177,693,925
Natural Gas - Pipeline - 0.5%
Kinder Morgan, Inc.	658,650	$23,559,910

Network & Telecom - 2.7%
F5 Networks, Inc. (a)	156,959	$15,301,933
Qualcomm, Inc.	2,032,239	124,901,409

		$140,203,342
Oil Services - 2.9%
Cameron International Corp. (a)	929,180	$50,835,438
Dresser-Rand Group, Inc. (a)	797,909	40,390,154
FMC Technologies, Inc. (a)	684,360	32,055,422
Schlumberger Ltd.	378,088	27,366,009

		$150,647,023
Other Banks & Diversified Financials - 3.6%
MasterCard, Inc., “A”	210,697	$89,103,761
Visa, Inc., “A”	772,829	99,115,319

		$188,219,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 2.0%
Abbott Laboratories	923,430	$60,521,602
Allergan, Inc.	508,545	43,800,981

		$104,322,583
Railroad & Shipping - 1.3%
Kansas City Southern Co.	395,120	$30,554,630
Union Pacific Corp.	327,326	39,750,469

		$70,305,099
Restaurants - 1.7%
Starbucks Corp.	1,243,840	$61,706,902
YUM! Brands, Inc.	450,160	28,684,195

		$90,391,097
Specialty Chemicals - 1.8%
Airgas, Inc.	594,210	$49,361,025
Praxair, Inc.	408,274	43,072,907

		$92,433,932
Specialty Stores - 4.9%
AutoZone, Inc. (a)	62,590	$22,635,048
PetSmart, Inc.	637,130	45,185,260
Ross Stores, Inc.	1,248,014	86,350,089
Tiffany & Co.	480,180	29,747,151
Tractor Supply Co.	285,580	27,267,178
Urban Outfitters, Inc. (a)	1,248,627	46,873,458

		$258,058,184
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT	1,730,330	$121,815,232

Tobacco - 2.0%
Lorillard, Inc.	285,820	$35,873,268
Philip Morris International, Inc.	749,690	66,947,317

		$102,820,585
Trucking - 0.7%
Expeditors International of Washington, Inc.	924,939	$33,862,017
Total Common Stocks		$5,128,677,713

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	75,220,557	$75,220,557

Collateral for Securities Loaned - 0.2%
Morgan Stanley Repurchase Agreement, 0.19%, dated 8/31/2012, due 9/04/2012, total to be received $9,519,916 (secured by U.S. Treasury and Federal Agency obligations valued at $9,710,149 in an individually traded account)	9,519,715	$9,519,715
Total Investments		$5,213,417,985

Other Assets, Less Liabilities - 0.3%		14,957,949
Net Assets - 100.0%		$5,228,375,934

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,128,677,713	$—	$—	$5,128,677,713
Short Term Securities	—	9,519,715	—	9,519,715
Mutual Funds	75,220,557	—	—	75,220,557
Total Investments	$5,203,898,270	$9,519,715	$—	$5,213,417,985

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $64,764,600 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,187,545,730
Gross unrealized appreciation	$1,077,239,738
Gross unrealized depreciation	(51,367,483)
Net unrealized appreciation (depreciation)	$1,025,872,255

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	141,041,270	1,049,225,884	(1,115,046,597)	75,220,557

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$108,310	$75,220,557

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.